Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of reserves

	2021	2020
	£	£
Merger reserve	22,867,313	22,867,313
Revaluation reserve	133,722	133,722

	23,001,035	23,001,035